Interest expense and foreign exchange (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest expense
Interest on long-term debt, excluding lease liabilities	$ 26.0	$ 13.9	$ 13.4
Interest on lease liabilities	13.9	13.2
Interest on short-term borrowings and other	3.6	0.8	1.9
Interest accretion on provisions	1.9	8.4	7.9
Total	45.4	36.3	23.2
Foreign exchange
Derivatives used to manage currency risks	(1.0)	(0.3)	0.8
Foreign exchange (gain) loss	(0.5)	(2.3)	7.3
Total	$ (1.5)	$ (2.6)	$ 8.1